Drilling units	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Drilling units	Drilling units
The following table summarizes the movement for the six months ended June 30, 2023 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2023	1,761	(93)	1,668
Additions	21	—	21
Disposals	(1)	1	—
Depreciation	—	(31)	(31)
As at March 31, 2023	1,781	(123)	1,658
Additions	37	—	37
Aquadrill acquisition	1,255	—	1,255
Depreciation	—	(52)	(52)
Classified as held for sale (1)	(276)	56	(220)
As at June 30, 2023	2,797	(119)	2,678
(1) Comprised of the three tender assist units, T-15, T-16, and West Vencedor, acquired as part of the Aquadrill acquisition, and the three rigs leased to the Gulfdrill joint venture, West Tucana, West Castor and West Telesto. Refer to Note 27 – Assets held for sale for further details.
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through June 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	2,241	(810)	1,431
Additions	20	—	20
Depreciation	—	(17)	(17)
Disposal of West Venture	(23)	23	—
Balance before reorganization and fresh start adjustments	2,238	(804)	1,434
Derecognition of West Linus (2)	(211)	36	(175)
Fresh Start accounting (3)	(452)	768	316
As at February 22, 2022 (Predecessor)	1,575	—	1,575
As at February 23, 2022 (Successor)	1,575	—	1,575
Additions	16	—	16
Depreciation	—	(12)	(12)
As at March 31, 2022 (Successor)	1,591	(12)	1,579
Additions	60	—	60
Disposal of Sevan Brasil and Sevan Driller	(24)	—	(24)
Depreciation	—	(28)	(28)
As at June 30, 2022 (Successor)	1,627	(40)	1,587
(2) The lease agreements with SFL for the West Hercules and West Linus were amended such that the rigs were derecognized from drilling units in August 2021 and February 2022 respectively and replaced with right of use assets within other assets. The West Linus and West Hercules were returned to SFL in September 2022 and December 2022 respectively.
(3) On emergence from Chapter 11 proceedings, the carrying values of our drilling units were adjusted to fair value as a result of the implementation of Fresh Start accounting. The fair values were determined through a combination of income-based and market based approaches, with accumulated depreciation being reset to nil. Refer to Note 4 - "Fresh Start Accounting" for further information.